Finance Income and Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Interest income
Interest income from financial assets measured at amortized cost	¥ 1,117	¥ 10,763	¥ 6,171
Interest income from financial assets measured at fair value through P&L	660	248	448
Interest income on sublease	4	191	0
Total interest income	1,781	11,202	6,619
Dividend income
Dividend income from financial assets measured at fair value through OCI and disposed of during the period	252	603	1,353
Dividend income from financial assets measured at fair value through OCI and held at end of the period	120	745	1,116
Dividend income from financial assets measured at fair value through P&L	0	96	145
Total dividend income	372	1,444	2,614
Gain on derivative financial assets	91,990	0	0
Gain on foreign currency exchange, net	0	10,979	7,007
Change in fair value of financial assets associated with contingent consideration arrangements (Note 27)	3,294	3,478	0
Other	8,084	728	603
Total	105,521	27,831	16,843
Finance Expenses:
Interest expense on financial debt	118,682	137,176
Interest expense on lease liabilities	12,124	11,834
Total interest expense	130,806	149,010	48,158
Change in fair value of financial liabilities associated with contingent consideration arrangements (Note 27)	3,601	4,637	3,743
Loss on derivative financial assets	0	1,790	11,365
Loss on foreign currency exchange, net	97,319	0	0
Financing fees for bridge loan for acquisition of Shire	0	0	16,102
Other	16,905	9,569	3,921
Total	¥ 248,631	¥ 165,006	¥ 83,289